INCOME TAXES (Details 3) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets:
Net operating loss carry forwards	$ 35,122	$ 27,148
Research and development	5,580	3,296
Initial public offering costs	3,600	0
Other temporary differences	2,577	1,414
Carryforward tax credits	867	601
Gross deferred tax assets	47,746	32,459
Valuation allowance	(47,143)	(32,104)
Total deferred tax assets	603	355
Deferred tax liabilities:
Depreciation and amortization	(603)	(355)
Deferred tax liabilities	(603)	(355)
Net deferred taxes	$ 0	$ 0